Risk Management (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Risk Management (Textual)
Choices of variation	7.50%	5.00%
Retained earnings	$ 312,143,085	$ 301,163,886
Relevant liabilities, percentage	75.00%	75.00%
Calibrated seek to ensure, description	Since 1 January 2017 the Company has been subject to the Solvency II regime and is required to meet a Solvency Coverage Ratio (SCR) which is calibrated to seek to ensure a 99.5% confidence of the ability to meet its obligations over a 12-month time horizon.